Right of Use Assets and Lease Liabilities (Tables)	3 Months Ended
Jun. 30, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Disclosure of right-of-use assets [Table Text Block]
Right of Use Assets, March 31, 2024	$4,124,563
Depreciation	(192,324)

Right of Use Assets, June 30, 2024	$3,932,239
Right of Use Assets, March 31, 2023	$4,845,738
Depreciation	(785,306)
Transfer to deposit	(5,000)
Additions during the period	69,131

Right of Use Assets, March 31, 2024	$4,124,563

Disclosure of payments on lease liabilities [Table Text Block]
1 year	$850,141
thereafter	$5,401,652
less amount representing interest expense	$(1,790,495)
Lease liability	$4,461,298
Current Portion of Lease Liabilities	$533,520
Long Term Portion of Lease Liabilities	$3,927,778